Financial Instruments - Disclosure of maturity analysis for non-derivative and derivative financial liabilities (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [Line Items]
Long-term debt	$ 7,026,000,000	$ 7,389,000,000
Commercial paper	1,637,000,000	0
Trade payables	307,000,000	311,000,000
Accruals	1,477,000,000	1,517,000,000
Undiscounted Cash Flow [Member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [Line Items]
Long-term debt	5,447,000,000	7,477,000,000
Interest payable	2,648,000,000	2,947,000,000
Debt-related hedges outflows	1,860,000,000	1,909,000,000
Debt-related hedges inflows	(1,605,000,000)	(1,568,000,000)
Commercial paper	1,641,000,000
Trade payables	307,000,000	311,000,000
Accruals	1,477,000,000	1,517,000,000
Other financial liabilities	166,000,000	124,000,000
Total	11,941,000,000	12,717,000,000
Not later than one year [member] | Undiscounted Cash Flow [Member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [Line Items]
Long-term debt		1,100,000,000
Interest payable	238,000,000	308,000,000
Debt-related hedges outflows	58,000,000	58,000,000
Debt-related hedges inflows	(54,000,000)	(51,000,000)
Commercial paper	1,641,000,000
Trade payables	307,000,000	311,000,000
Accruals	1,477,000,000	1,517,000,000
Other financial liabilities	133,000,000	111,000,000
Total	3,800,000,000	3,354,000,000
Later than one year and not later than two years [member] | Undiscounted Cash Flow [Member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [Line Items]
Long-term debt	901,000,000	1,000,000,000
Interest payable	232,000,000	273,000,000
Debt-related hedges outflows	529,000,000	58,000,000
Debt-related hedges inflows	(449,000,000)	(51,000,000)
Other financial liabilities	33,000,000	13,000,000
Total	1,246,000,000	1,293,000,000
Later than two years and not later than three years [member] | Undiscounted Cash Flow [Member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [Line Items]
Long-term debt	603,000,000	879,000,000
Interest payable	201,000,000	224,000,000
Debt-related hedges outflows	775,000,000	528,000,000
Debt-related hedges inflows	(644,000,000)	(423,000,000)
Total	935,000,000	1,208,000,000
Later than three years and not later than four years [member] | Undiscounted Cash Flow [Member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [Line Items]
Long-term debt	793,000,000	574,000,000
Interest payable	175,000,000	193,000,000
Debt-related hedges outflows	498,000,000	768,000,000
Debt-related hedges inflows	(458,000,000)	(606,000,000)
Total	1,008,000,000	929,000,000
Later than four years and not later than five years [member] | Undiscounted Cash Flow [Member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [Line Items]
Long-term debt		774,000,000
Interest payable	147,000,000	170,000,000
Debt-related hedges outflows		497,000,000
Debt-related hedges inflows		(437,000,000)
Total	147,000,000	1,004,000,000
Later than five years [member] | Undiscounted Cash Flow [Member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [Line Items]
Long-term debt	3,150,000,000	3,150,000,000
Interest payable	1,655,000,000	1,779,000,000
Total	$ 4,805,000,000	$ 4,929,000,000